Reportable Segments	12 Months Ended
Apr. 30, 2017
Segment Reporting [Abstract]
Reportable Segments

NOTE 5	REPORTABLE SEGMENTS
We operate in one industry: the manufacturing and marketing of food and beverage products. We have three reportable segments: U.S. Retail Coffee, U.S. Retail Consumer Foods, and U.S. Retail Pet Foods. Within our segment results, International and Foodservice represents a combination of the strategic business areas not included in the U.S. retail market segments. The U.S. Retail Coffee segment primarily includes the domestic sales of Folgers®, Dunkin’ Donuts®, and Café Bustelo® branded coffee; the U.S. Retail Consumer Foods segment primarily includes domestic sales of Jif ®, Smucker’s®, Crisco®, and Pillsbury® branded products; and the U.S. Retail Pet Foods segment primarily includes domestic sales of Meow Mix®, Milk-Bone, Natural Balance®, Kibbles ’n Bits®, 9Lives®, Pup-Peroni, and Nature’s Recipe® branded products. International and Foodservice is comprised of products distributed domestically and in foreign countries through retail channels and foodservice distributors and operators (e.g., restaurants, lodging, schools and universities, health care operators).

Segment profit represents net sales, less direct and allocable operating expenses, and is consistent with the way in which we manage our segments. However, we do not represent that the segments, if operated independently, would report operating profit equal to the segment profit set forth below as segment profit excludes certain expenses such as corporate administrative expenses, unallocated gains and losses on commodity and foreign currency exchange derivative activities, as well as amortization expense and impairment charges related to intangible assets. Effective May 1, 2016, the segment profit calculation was revised to exclude both amortization expense and impairment charges related to intangible assets as we believe that excluding these items from segment operating results is more reflective of our operating performance and the way in which we manage our business. Prior year segment results have been modified to conform to the revised segment profit presentation excluding amortization expense and impairment charges related to intangible assets.

Consistent with prior periods, commodity and foreign currency exchange derivative gains and losses are reported in unallocated derivative gains and losses outside of segment operating results until the related inventory is sold. At that time, we reclassify the hedge gains and losses from unallocated derivative gains and losses to segment profit, allowing our segments to realize the economic effect of the hedge without experiencing any mark-to-market volatility. We would expect that any gain or loss in the estimated fair value of the derivatives would generally be offset by a change in the estimated fair value of the underlying exposures.

	Year Ended April 30,
	2017	2016	2015
Net sales:
U.S. Retail Coffee	$2,108.6	$2,239.2	$2,076.1
U.S. Retail Consumer Foods	2,085.4	2,269.7	2,330.8
U.S. Retail Pet Foods	2,135.9	2,250.4	239.1
International and Foodservice	1,062.4	1,051.9	1,046.7
Total net sales	$7,392.3	$7,811.2	$5,692.7
Segment profit:
U.S. Retail Coffee	$682.4	$722.6	$623.2
U.S. Retail Consumer Foods	458.2	467.5	466.0
U.S. Retail Pet Foods	481.0	493.9	(6.4)
International and Foodservice	185.1	179.0	161.6
Total segment profit	$1,806.7	$1,863.0	$1,244.4
Amortization	(207.3)	(208.4)	(109.7)
Impairment charges	(133.2)	—	(1.2)
Interest expense – net	(163.1)	(171.1)	(79.9)
Other debt costs	—	—	(173.3)
Unallocated derivative (losses) gains	(27.2)	12.0	(24.5)
Cost of products sold – special project costs (A)	(5.7)	(12.2)	(6.2)
Other special project costs (A)	(76.9)	(135.9)	(56.6)
Corporate administrative expenses	(324.9)	(373.2)	(274.2)
Other income – net	10.0	3.7	4.2
Income before income taxes	$878.4	$977.9	$523.0
Assets:
U.S. Retail Coffee	$4,909.9	$5,002.0	$4,852.4
U.S. Retail Consumer Foods	3,157.2	3,288.5	3,063.1
U.S. Retail Pet Foods	6,232.9	6,321.6	7,556.4
International and Foodservice	1,053.4	1,168.6	1,105.1
Unallocated (B)	286.3	203.4	229.3
Total assets	$15,639.7	$15,984.1	$16,806.3
Depreciation, amortization, and impairment charges:
U.S. Retail Coffee	$95.7	$104.0	$102.7
U.S. Retail Consumer Foods	73.2	60.7	59.4
U.S. Retail Pet Foods	280.8	164.9	14.3
International and Foodservice	61.9	66.2	60.7
Unallocated (C)	40.6	34.3	31.3
Total depreciation, amortization, and impairment charges	$552.2	$430.1	$268.4
Additions to property, plant, and equipment:
U.S. Retail Coffee	$40.9	$51.4	$56.7
U.S. Retail Consumer Foods	49.7	90.3	117.7
U.S. Retail Pet Foods	70.5	11.9	19.4
International and Foodservice	31.3	47.8	53.9
Total additions to property, plant, and equipment	$192.4	$201.4	$247.7
(A) Special project costs include merger and integration and restructuring costs. For more information, see Note 3: Integration and Restructuring Costs.
(B) Primarily represents unallocated cash and cash equivalents and corporate-held investments.
(C) Primarily represents unallocated corporate administrative expense, mainly depreciation and software amortization.
The following table presents certain geographical information.

	Year Ended April 30,
	2017	2016	2015
Net sales:
United States	$6,865.1	$7,300.8	$5,188.5
International:
Canada	$414.3	$416.0	$413.8
All other international	112.9	94.4	90.4
Total international	$527.2	$510.4	$504.2
Total net sales	$7,392.3	$7,811.2	$5,692.7
Assets:
United States	$15,214.3	$15,501.1	$16,332.0
International:
Canada	$380.9	$396.2	$360.8
All other international	44.5	86.8	113.5
Total international	$425.4	$483.0	$474.3
Total assets	$15,639.7	$15,984.1	$16,806.3
Long-lived assets (excluding goodwill and other intangible assets):
United States	$1,757.1	$1,773.9	$1,805.3
International:
Canada	$13.4	$10.7	$14.3
All other international	0.4	40.6	40.9
Total international	$13.8	$51.3	$55.2
Total long-lived assets (excluding goodwill and other intangible assets)	$1,770.9	$1,825.2	$1,860.5

The following table presents product category sales as a percentage of consolidated net sales.

	Year Ended April 30,
	2017	2016	2015
Coffee	34%	34%	44%
Pet food	19	19	3
Pet snacks	10	10	1
Peanut butter	10	9	13
Fruit spreads	5	4	6
Shortening and oils	4	4	6
Baking mixes and frostings	3	3	5
Frozen handheld	3	3	3
Flour and baking ingredients	2	2	4
Juices and beverages	2	2	3
Portion control	2	2	2
Canned milk	1	3	4
Other	5	5	6
Total product sales	100%	100%	100%

Sales to Wal-Mart Stores, Inc. and subsidiaries amounted to 30 percent of net sales in both 2017 and 2016, and 28 percent of net sales in 2015. These sales are primarily included in our U.S. retail market segments. No other customer exceeded 10 percent of net sales for any year. Trade receivables at April 30, 2017 and 2016, included amounts due from Wal-Mart Stores, Inc. and subsidiaries of $138.2 and $118.1, respectively.